RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19—RELATED PARTY TRANSACTIONS

Professional Services Contract

In December 2021, we entered into an agreement with The Klein Group, LLC (“Klein”), the affiliate of Churchill Sponsor IV LLC who owns more than 5% of our common stock. Pursuant to the agreement, Klein will provide strategic advice and assistance in connection with capital markets and other strategic matters. We have made payments under the agreement of approximately $2.3 million in the aggregate in 2021.